Supplementary Oil and Gas Information - (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Net Proved Oil and Natural Gas Reserves

YEAR ENDED DECEMBER 31, 2017

CONSTANT PRICES AND COSTS

Net Proved Developed and Proved Undeveloped Reserves (1)	Light and Medium Crude Oil (mmbbl)	Heavy Crude Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
December 31, 2016	43	7	164	4	81
Extensions & Discoveries	2	—	14	1	5
Improved Recovery & Infill Drilling	1	1	2	—	3
Technical Revisions	5	1	60	3	19
Acquisitions	—	—	—	—	—
Dispositions	(7)	—	(76)	(1)	(21)
Production	(4)	(2)	(26)	(1)	(12)

Change for the year	(3)	—	(26)	2	(6)

December 31, 2017	41	7	138	5	76

Developed	32	5	119	4	62
Undeveloped	9	1	20	1	14

Total (2)	41	7	138	5	76

(1)	Columns may not add due to rounding.
(2)	Obsidian Energy does not file any estimates of total net proved crude oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

YEAR ENDED DECEMBER 31, 2016

CONSTANT PRICES AND COSTS

Net Proved Developed and Proved Undeveloped Reserves (1)	Light and Medium Crude Oil (mmbbl)	Heavy Crude Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
December 31, 2015	83	24	230	7	153
Extensions & Discoveries	—	—	—	—	—
Improved Recovery & Infill Drilling	—	1	—	—	2
Technical Revisions	(1)	1	13	—	3
Acquisitions	—	—	14	—	2
Dispositions	(32)	(16)	(49)	(2)	(58)
Production	(8)	(3)	(44)	(1)	(20)

Change for the year	(41)	(17)	(66)	(3)	(71)

December 31, 2016	43	7	164	4	81

Developed	37	6	152	4	72
Undeveloped	6	1	12	—	9

Total (2)	43	7	164	4	81

(1)	Columns may not add due to rounding.
(2)	Obsidian Energy does not file any estimates of total net proved crude oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

Capitalized Costs

CAPITALIZED COSTS

As at December 31, ($CAD millions)	2017	2016
Proved oil and gas properties	$10,636	$10,648
Unproved oil and gas properties	—	—

Total capitalized costs	10,636	10,648
Accumulated depletion and depreciation	(7,817)	(7,666)

Net capitalized costs	$2,819	$2,982

Costs Incurred

COSTS INCURRED

For the years ended December 31, ($CAD millions)	2017	2016
Property acquisition (disposition) costs (1)
Proved oil and gas properties - acquisitions	$6	$—
Proved oil and gas properties - dispositions	(116)	(1,418)
Unproved oil and gas properties	3	2
Exploration costs (2)	2	4
Development costs (3)	184	114
Joint venture, carried capital	(50)	(40)

Capital expenditures	29	(1,338)
Corporate acquisitions	—	3

Total expenditures	$29	$(1,335)

(1)	Acquisitions are net of disposition of properties.
(2)	Cost of geological and geophysical capital expenditures and costs on exploratory plays.
(3)	Includes equipping and facilities capital expenditures.

Standardized Measure of Discounted Future Net Cash Flows

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

For the years ended December 31, ($CAD millions)	2017	2016
Future cash inflows	$3,384	$2,885
Future production costs	(1,625)	(1,545)
Future development costs	(302)	(223)

Undiscounted pre-tax cash flows	1,457	1,117
Deferred income taxes (1)	—	—

Future net cash flows	1,457	1,117
Less 10% annual discount factor	(661)	(486)

Standardized measure of discounted future net cash flows	$796	$631

(1)	Obsidian Energy is currently not cash taxable.

Standardized Measure of Discounted Future Net Cash Flow Changes

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOW CHANGES

For the years ended December 31, ($CAD millions)	2017	2016
Standardized measure of discounted future net cash flows at beginning of year	$631	$1,307
Oil and gas sales during period net of production costs and royalties (1)	(213)	(336)
Changes due to prices (2)	481	(449)
Development costs during the period (3)	141	83
Changes in forecast development costs (4)	(202)	5
Changes resulting from extensions, infills and improved recovery (5)	73	27
Changes resulting from discoveries (2)	1	—
Changes resulting from acquisitions of reserves (5)	—	8
Changes resulting from dispositions of reserves (5)	(71)	(578)
Accretion of discount (6)	63	131
Net change in income tax (7)	—	—
Changes resulting from other changes and technical reserves revisions plus effects on timing (8)	(109)	433

Standardized measure of discounted future net cash flows at end of year	$796	$631

(1)	Company actual before income taxes, excluding general and administrative expenses.
(2)	The impact of changes in prices and other economic factors on future net revenue.
(3)	Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
(4)	The change in forecast development costs.
(5)	End of period net present value of the related reserves.
(6)	Estimated as 10 percent of the beginning of period net present value.
(7)	The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of period.
(8)	Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.